Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Current tax provision	$ 12,700	$ 349,260
Deferred tax provision	(344,801)	(3,601,298)
Provision for income taxes (benefit)	$ (332,101)	$ (3,049,293)